Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - shares	Oct. 31, 2021	Oct. 31, 2020
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	36,521	652,730